Commitments and Contingencies (Details) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Deferred fee per unit (in Dollars per share)	$ 0.35	$ 0.35
Aggregate value of deferred fee	$ 7,568,750	$ 7,568,750
Manscaped Holdings, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred rent liability	$ 600,000		$ 600,000	$ 0
Rent expense			$ 1,200,000	$ 300,000